SHARE CAPITAL (Details 9) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Performance Share Units, Beginning Balance	1,913,000
Performance Share Units, Granted - February 14, 2023	4,900,000	1,913,000
Performance Share Units, Ending Balance	6,813,000	1,913,000
Weighted average, Performance Share Units, Beginning Balance	$ 0.24	$ 0
Weighted average fair value, Performance Share Units, Granted - February 14, 2023	0.22	0.24
Weighted average, Performance Share Units, Ending Balance	$ 0.23	$ 0.24